INVENTORIES	9 Months Ended
Sep. 30, 2017
Inventories [Abstract]
Inventories
NOTE 4 – Inventories:

Inventories consisted of the following:
	September 30,	December 31,
	2017	2016

	(U.S. $ in millions)

Finished products	$2,748	$2,832
Raw and packaging materials	1,498	1,385
Products in process	612	538
Materials in transit and payments on account	202	199

	$5,060	$4,954